Prepayments, other receivables and other assets	12 Months Ended
Dec. 31, 2023
Prepayments and accrued income other than contract assets [abstract]
Prepayments, other receivables and other assets
10.	Prepayments, other receivables and other assets
The detail information of prepayments, other receivables and other assets for the years ended December 31, 2022 and 2023 is as below:

	As of December 31,
	2022	2023
	RMB’000	RMB’000

Prepayments to charging stations	220,510	110,766
Prepayments for chargers procurement	35,519	55,983
Prepayment for rental, facility and utilities	3,166	57,681
Miscellaneous prepayments	1,583	7,136
Value-added tax deductible	2,628	59,011
Amount due from related parties (Note 33)	—	27,703
Others	24,029	118,097

Total	287,435	436,377

The credit quality of the financial assets included in prepayments, other receivables and other assets is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.
Expected credit losses for other receivables are estimated by applying a loss rate approach with reference to the days past due for groupings of parties with similar loss patterns. The loss rate is adjusted to reflect the current conditions and forecasts of future economic conditions, as appropriate.
For
the credit risk of financial assets included in other receivables as of December 31, 2022 and 2023
,
RMB24.0 million and RMB121.7 million is at Stage 1 and the Group estimated that the expected credit loss for these receivable were minimal under the
12-month
expected loss method; RMB6.3 million and RMB16.5 million is at Stage 3 and impairment allowances was fully made for these receivables.

During the years ended December 31 2021, 2022 and 2023, the Group made credit loss provision on other receivables of RMB
3.9
million
,
RMB
1.2

million and RMB20.1 million, respectively, which are mainly related to doubtful other receivables.